NUVEEN SYMPHONY INTERNATIONAL EQUITY FUND

NUVEEN SYMPHONY LARGE-CAP GROWTH FUND

NUVEEN SYMPHONY MID-CAP CORE FUND

SUPPLEMENT DATED JULY 30, 2015

TO THE PROSPECTUS DATED JANUARY 30, 2015

Effective August 15, 2015, Marc Snyder will become a portfolio manager of the funds. Gunther Stein and Ross Sakamoto will continue to serve as portfolio managers for the funds.

Marc Snyder is a Co-Portfolio Manager and a member of the equity team at Symphony Asset Management LLC (“Symphony”). Prior to joining Symphony in 2007, Mr. Snyder was a Senior Analyst at SAC Capital where he focused on long and short opportunities in the financial sector. Previously, Mr. Snyder covered the financial sector as an Equity Research Associate at Citibank and as a Fixed Income Associate at Barclays Capital.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-SYMPHP-0715P

NUVEEN SYMPHONY LOW VOLATILITY EQUITY FUND

NUVEEN SYMPHONY SMALL CAP CORE FUND

SUPPLEMENT DATED JULY 30, 2015

TO THE PROSPECTUS DATED JANUARY 30, 2015

Effective August 15, 2015, Gunther Stein, Ross Sakamoto and Marc Snyder will serve as portfolio managers for the funds.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-SYM2P-0715P

NUVEEN SYMPHONY DYNAMIC EQUITY FUND

SUPPLEMENT DATED JULY 30, 2015

TO THE PROSPECTUS DATED OCTOBER 13, 2014

Effective August 15, 2015, Marc Snyder will become a portfolio manager of the fund. Gunther Stein and Ross Sakamoto will continue to serve as portfolio managers for the fund.

Marc Snyder is a Co-Portfolio Manager and a member of the equity team at Symphony Asset Management LLC (“Symphony”). Prior to joining Symphony in 2007, Mr. Snyder was a Senior Analyst at SAC Capital where he focused on long and short opportunities in the financial sector. Previously, Mr. Snyder covered the financial sector as an Equity Research Associate at Citibank and as a Fixed Income Associate at Barclays Capital.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-SDEFP-0715P

NUVEEN SYMPHONY INTERNATIONAL EQUITY FUND

NUVEEN SYMPHONY LARGE-CAP GROWTH FUND

NUVEEN SYMPHONY LOW VOLATILITY EQUITY FUND

NUVEEN SYMPHONY MID-CAP CORE FUND

NUVEEN SYMPHONY SMALL CAP CORE FUND

SUPPLEMENT DATED JULY 30, 2015

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 30, 2015

Effective August 15, 2015, Gunther Stein, Ross Sakamoto and Marc Snyder will serve as portfolio managers for the funds.

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-SYMSAI-0715P

NUVEEN SYMPHONY DYNAMIC EQUITY FUND

SUPPLEMENT DATED JULY 30, 2015

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED OCTOBER 13, 2014

Effective August 15, 2015, Marc Snyder will become a portfolio manager of the fund. Gunther Stein and Ross Sakamoto will continue to serve as portfolio managers for the fund.

Marc Snyder is a Co-Portfolio Manager and a member of the equity team at Symphony Asset Management LLC (“Symphony”). Prior to joining Symphony in 2007, Mr. Snyder was a Senior Analyst at SAC Capital where he focused on long and short opportunities in the financial sector. Previously, Mr. Snyder covered the financial sector as an Equity Research Associate at Citibank and as a Fixed Income Associate at Barclays Capital.

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-SDEFSAI-0715P